LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 Transaction	Feb. 28, 2017 Transaction	Dec. 31, 2018
LONG-TERM INVESTMENTS
Payments to acquire Long-term Investment		$ 200,734	$ 137,732	$ 53,334
Fair value gain (loss)		8,762	6,339	7,588
Equity method investments, impairment gain (loss)		$ 0	24,484	11,471
Minimum
LONG-TERM INVESTMENTS
Term of held to maturity securities		1 year
Maximum
LONG-TERM INVESTMENTS
Term of held to maturity securities		2 years
BabyTree
LONG-TERM INVESTMENTS
Payments to acquire Long-term Investment	$ 23,475
Loss on change in fair value		$ 8,624	8,887	3,229
Other investments
LONG-TERM INVESTMENTS
Impairment loss		1,192	46,581	3,063
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
LONG-TERM INVESTMENTS
Acquired equity interest (in percentage)							15.32
Long term Investment In Third party technology Company
LONG-TERM INVESTMENTS
Impairment gain (loss)		$ 6,495	$ 67,189	$ 10,029
Ximalaya Inc
LONG-TERM INVESTMENTS
Number of transactions | Transaction					2	2
Equity interest of available for sale investment (in percentage)		1.62